Leases (Details) - Schedule of Leases Certain Assets Under Lease Agreements	6 Months Ended
Jun. 30, 2024 USD ($)
Cost
Cost Beginning Balance	$ 1,956,243
Additions	100,578
Effects of currency translation	(58,259)
Cost Ending Balance	1,998,562
Accumulated amortization
Accumulated amortization Beginning Balance	624,073
Amortization	160,800
Effects of currency translation	(19,211)
Accumulated amortization Ending Balance	765,662
Net book value
Net book value Beginning Balance	1,332,170
Net book value Ending Balance	1,232,900
Office Equipment [Member]
Cost
Cost Beginning Balance	28,429
Additions
Effects of currency translation	(839)
Cost Ending Balance	27,590
Accumulated amortization
Accumulated amortization Beginning Balance	17,927
Amortization	5,099
Effects of currency translation	(554)
Accumulated amortization Ending Balance	22,472
Net book value
Net book value Beginning Balance	10,502
Net book value Ending Balance	5,118
Laboratory Equipment [Member]
Cost
Cost Beginning Balance	94,062
Additions	37,007
Effects of currency translation	(2,958)
Cost Ending Balance	128,111
Accumulated amortization
Accumulated amortization Beginning Balance	37,485
Amortization	9,912
Effects of currency translation	(1,156)
Accumulated amortization Ending Balance	46,241
Net book value
Net book value Beginning Balance	56,577
Net book value Ending Balance	81,870
Vehicle [Member]
Cost
Cost Beginning Balance	169,115
Additions
Effects of currency translation	(4,994)
Cost Ending Balance	164,121
Accumulated amortization
Accumulated amortization Beginning Balance	74,724
Amortization	26,061
Effects of currency translation	(2,334)
Accumulated amortization Ending Balance	98,451
Net book value
Net book value Beginning Balance	94,391
Net book value Ending Balance	65,670
Office [Member]
Cost
Cost Beginning Balance	1,664,637
Additions	63,571
Effects of currency translation	(49,468)
Cost Ending Balance	1,678,740
Accumulated amortization
Accumulated amortization Beginning Balance	493,937
Amortization	119,728
Effects of currency translation	(15,167)
Accumulated amortization Ending Balance	598,498
Net book value
Net book value Beginning Balance	1,170,700
Net book value Ending Balance	$ 1,080,242